Schwab Funds®

211 Main Street

San Francisco, CA 94105

December 19, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Schwab Investments (the “Trust”)
File Nos. 33-37459 and 811-6200

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statements of Additional Information, dated December 15, 2012, for the Schwab Short-Term Bond Market Fund, Schwab Total Bond Market Fund, Schwab GNMA Fund, Schwab Treasury Inflation Protected Securities Fund, Schwab Intermediate-Term Bond Fund, Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund do not differ from those filed in the most recent Post-Effective Amendment No. 103, which was filed electronically on December 14, 2012.

Sincerely,

/s/ Alexandra Oprescu

Alexandra Oprescu

Corporate Counsel

Charles Schwab Investment Management, Inc.